DEBT TO RELATED PARTIES	12 Months Ended
Dec. 31, 2018
Convertible Notes Payable [Abstract]
DEBT TO RELATED PARTIES
NOTE 11 – DEBT TO RELATED PARTIES

Loan to related party

In March 2017, the Company signed a loan agreement with a related party, to provide the Company a loan of $2,000 for up to one year bearing 7% interest per annum.

At December 31, 2018 and 2017, the loan payable to the related party consist of $200 and $1,300, respectively, in principal and $168 and $109 respectively in accrued interest. Interest expense related to this loan is $59 and $109 for the years ended December 31, 2018 and 2017, respectively.

Convertible notes payable to a related party

In May 2014, the Company entered into an arrangement with an entity related to its main shareholder, which replaced all previous arrangements between the parties, to provide it with up to $37,000 in revolving loans through December 2016. The term of the arrangement can be automatically extended for four additional six-month periods at the option of the holder. All outstanding borrowings from previous arrangements were applied to the borrowing capacity of the new arrangement. Loans received under the arrangement bear interest, which is compounded semi-annually and payable at maturity, at the interest rate charged by the Company’s European commercial bank (LIBOR plus 6% for U.S. dollar-denominated loans and the base rate plus 2% for Euro-denominated loans). The arrangement is secured by a 26% interest in one of the Company's European subsidiaries. In connection with the arrangement, the holder was granted an option to convert outstanding notes payable (including accrued interest) under the arrangement into the Company's common stock at a price of $1.50 per share. The Company determined that the new arrangement did not represent a substantive modification and, therefore, it was not necessary to evaluate whether the conversion feature qualified as a free-standing derivative instrument or contained any intrinsic value which would be considered beneficial.

In October 2015, the Supervisory Board of Directors approved to reduce the convertible price of the unpaid interest from $1.50 per share to $0.75 per share. In addition, the loan period was extended until January 1, 2018. The terms of the arrangement can be automatically extended for four additional six months periods at the option of the holder. The Company determined that the new arrangement did not represent a substantive modification and therefore it was not necessary to evaluate whether the conversion feature qualifies as a free-standing derivative instrument or contained any intrinsic value which would be considered beneficial.

In September 2016, the Supervisory Board of Directors approved an increase in the interest rates of the loan from the entity related to the main shareholder, by one percent, retroactively for the whole period of the loan. The Company determined that the new arrangement did not represent a substantive modification and therefore it was not necessary to evaluate whether the conversion feature qualifies as a freestanding derivative instrument or contained any intrinsic value, which would be considered beneficial. The interest recognized in 2016 regarding increase of the previous year’s interest rate totaled $1,159.

In December 2017, the loan period was extended until January 1, 2019. The terms of the arrangement can be automatically extended for four additional six months periods at the option of the holder.

In October 2018, the loan period was extended until June 30, 2020. The terms of the arrangement can be automatically extended for four additional six months periods at the option of the holder.

The Company’s weighted average interest during the years ended December 31, 2018, 2017 and 2016 is 7.70%, 7.27% and 7.05%, respectively.

At December 31, 2018 and 2017, convertible notes payable to a related party consist of $22,097 and $24,977, respectively, in principal and $8,835 and $12,612, respectively, in accrued interest.

Interest expense related to these notes is $2,687, $2,706 and $4,171 for the years ended December 31, 2018, 2017 and 2016, respectively.